Intangible Assets	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Intangible Assets
17	INTANGIBLE ASSETS
The movement in intangible assets and the related accumulated amortization as of December 31, 2017, 2018 and 2019 is as follows:

	Goodwill	Trade- marks	Concession rights	Contractual relations with clients	Software and development costs	Costs of development of wells	Land use rights	Other assets	Total
At January 1, 2017
Cost	205,195	109,511	844,213	95,127	60,607	342,100	13,288	37,917	1,707,958
Accumulated amortization and impairment	(60,675)	(15,845)	(326,453)	(62,316)	(40,586)	(233,378)	—	(8,419)	(747,672)

Net cost	144,520	93,666	517,760	32,811	20,021	108,722	13,288	29,498	960,286

Net initial cost	144,520	93,666	517,760	32,811	20,021	108,722	13,288	29,498	960,286
Additions	—	—	38,156	5,274	3,330	49,698	—	20,832	117,290
Capitalization of interest	—	—	26,015	—	—	—	—	—	26,015
Deconsolidation, net	(3,524)	—	(17,354)	—	(21)	—	—	(2,767)	(23,666)
Transfers from assets under construction	—	—	(11,217)	—	2,761	5,008	—	3,617	169
Derecognition - net	—	—	(537)	—	(1,572)	—	—	(355)	(2,464)
Amortization	—	—	(24,609)	(4,189)	(8,091)	(46,695)	—	(2,973)	(86,557)
Impairment loss	(20,068)	(29,541)	—	—	—	—	—	—	(49,609)
Translations adjustments	(4,124)	975	13	369	1,196	—	—	177	(1,394)

Net final cost	116,804	65,100	528,227	34,265	17,624	116,733	13,288	48,029	940,070

At December 31, 2017
Cost	197,547	110,486	841,229	98,607	59,913	396,806	13,288	59,324	1,777,200
Accumulated amortization and impairment	(80,743)	(45,386)	(313,002)	(64,342)	(42,289)	(280,073)	—	(11,295)	(837,130)

Net cost	116,804	65,100	528,227	34,265	17,624	116,733	13,288	48,029	940,070

At January 1, 2018
Cost	197,547	110,486	841,229	98,607	59,913	396,806	13,288	59,324	1,777,200
Accumulated amortization and impairment	(80,743)	(45,386)	(313,002)	(64,342)	(42,289)	(280,073)	—	(11,295)	(837,130)

Net cost	116,804	65,100	528,227	34,265	17,624	116,733	13,288	48,029	940,070

Net initial cost	116,804	65,100	528,227	34,265	17,624	116,733	13,288	48,029	940,070
Additions	—	—	23,803	—	3,267	68,544	—	5,067	100,681
Capitalization of interest	—	—	3,361	—	—	—	—	—	3,361
Desconsolidation, net	(20,086)	(8,358)	(22,758)	(8,909)	(10,153)	—	—	(1,863)	(72,127)
Transfers from assets under construction	—	—	—	—	199	—	—	(199)	—
Derecognition - cost	—	—	(16)	—	(1,941)	(4,126)	—	—	(6,083)
Amortization	—	—	(50,776)	(7,996)	(5,834)	(41,930)	—	(5,536)	(112,072)
Translations adjustments	(3,430)	(4,301)	199	(303)	830	—	—	270	(6,735)

Net final cost	93,288	52,441	482,040	17,057	3,992	139,221	13,288	45,768	847,095

At December 31, 2018
Cost	174,031	97,097	836,254	85,482	16,177	461,224	13,288	58,267	1,741,820
Accumulated amortization and impairment	(80,743)	(44,656)	(354,214)	(68,425)	(12,185)	(322,003)	—	(12,499)	(894,725)

Net cost	93,288	52,441	482,040	17,057	3,992	139,221	13,288	45,768	847,095

At January 1, 2019
Cost	174,031	97,097	836,254	85,482	16,177	461,224	13,288	58,267	1,741,820
Accumulated amortization and impairment	(80,743)	(44,656)	(354,214)	(68,425)	(12,185)	(322,003)	—	(12,499)	(894,725)

Net cost	93,288	52,441	482,040	17,057	3,992	139,221	13,288	45,768	847,095

Net initial cost	93,288	52,441	482,040	17,057	3,992	139,221	13,288	45,768	847,095
Additions	—	—	26,645	—	3,745	102,022	—	5,212	137,624
Capitalization of interest expenses	—	—	2,725	—	—	—	—	802	3,527
Transfers from assets under construction	—	—	—	—	672	—	—	(672)	—
Derecognition - net	(930)	—	—	—	(2,015)	—	—	(4,106)	(7,051)
Amortization	—	—	(49,049)	(3,682)	(5,308)	(43,552)	—	(3,687)	(105,278)
Impairment loss	(33,089)	—	(3,213)	—	—	—	(2,468)	—	(38,770)
Impairment reversal	—	20,676	—	—	—	—	—	—	20,676
Translations adjustments	(1,902)	(2,471)	—	(114)	(21)	—	—	—	(4,508)
Reclassifications	—	49	(15,198)	(12,760)	19,410	(3,717)	—	12,216	—

Net final cost	57,367	70,695	443,950	501	20,475	193,974	10,820	55,533	853,315

At December 31, 2019
Cost	93,887	73,836	710,290	72,810	48,073	558,530	13,288	113,057	1,683,771
Accumulated amortization and impairment	(36,520)	(3,141)	(266,340)	(72,309)	(27,598)	(364,556)	(2,468)	(57,524)	(830,456)

Net cost	57,367	70,695	443,950	501	20,475	193,974	10,820	55,533	853,315

a)	Goodwill
Management reviews the results of its businesses on the basis of the type of economic activity carried on. At December 31, the goodwill of the cash-generating units (CGUs) is distributed as follows:

	2017	2018	2019
Engineering and construction	75,051	71,621	36,632
Electromechanical	20,737	20,737	20,735
Mining and construction services	13,366	—	—
IT equipment and services	930	930	—
Telecommunications services	6,720	—	—

	116,804	93,288	57,367

As a result of management’s annual impairment tests on goodwill, the recoverable amount of cash-generating units was determined on the basis of the greater their value in use and fair value less disposal costs. The value in use was determined on the basis of expected future cash flows generated by the evaluation of CGUs.
As a result of these evaluations in 2019, an impairment was identified in Morelco S.A.S. for S/33 million and Adexus S.A. for S/0.9 million. Through the subsidiary GyM S.A., the loss due to deterioration in Morelco was generated by the decrease in expected flows as a result of the reduction in the contracting of new projects during the year. Additionally, the Company impaired the value of goodwill in Adexus, because the subsidiary submitted a request for bankruptcy reorganization before the courts of justice of Chile, under the law 20720 of that country (Note 36 B).
In 2018, no provision for impairment was recorded. Additionally, it was not necessary to evaluate the impairment of goodwill in Stracon GyM S.A. because in March 2018 the Company sold its interest (87.59%) for a total of US$76.8 million (equivalent to S/248.8 million), generating a profit of S/41.9 million. In 2017, an impairment was identified in two CGU’s, Vial y Vives-DSD, and Morelco SA
S
 and was accounted for as of December 31st, 2017. The impairment loss was generated due to the decrease in the expected cash flows, as a result of the reduction of the contracts linked to the backlog. The impairment impacted the goodwill for S/
20.1 million in 2017
.

The main assumptions used by the Group to determine fair value less disposal costs and value in use are as follows:

	Engineering and construction	Electro- mechanical
	%	%
2017
Gross margin	9.50%	8.00%
Terminal growth rate	3.00%	2.00%
Discount rate	11.18%	11.48%
2018
Gross margin	12.67%	7.63%
Terminal growth rate	3.00%	2.00%
Discount rate	12.55%	11.44%
2019
Gross margin	12.43%	8.86%
Terminal growth rate	3.00%	2.00%
Discount rate	11.83%	11.40%
These assumptions have been used for the analysis of each CGUs for a period of 5 years.
Management determines budgeted gross margins based on past results and market development expectations. Average growth rates are consistent with those prevailing in the industry. The discount rates used are pre-tax
or
post-tax,
as applicable, and reflect the specific risks associated with the CGUs evaluated.

b)	Trademarks
This item mainly includes the brands acquired in the business combination processes with Vial y Vives S.A.C. (S/75.4 million) in August 2013, Morelco S.A.S. (S/33.33 million) in December 2014 and Adexus S.A. (S/9.1 million) in August 2016. Management determined that the trademark
 from Vial y Vives, Morelco and Adexus have indefinite useful lives; consequently, annual impairment tests are performed on these intangible assets as explained in paragraph a) above.
As a result of these evaluations, as of December 31, 2019, the Vial y Vives - DSD the
trademark
 impairment was reversed for S/20.7 million (equivalent to CLP4,782 million). Management considered that the market value of the trademark
 has increased due to the increase of projects in execution and projects and award process.
In 2018, no provision for impairment was recorded.
 As of December 31, 2017, the Vial y Vives - DSD
trademark
 partially deteriorated, the amount of the impairment was S/29.5 million.
Additionally, in 2019, the Company impaired the value of the Adexus trademark
, because the subsidiary submitted a request for bankruptcy reorganization before the courts of justice of Chile, under the law 20,720 of that country (Note 36 B).

The main assumptions used by the Group to determine fair value less cost of sales are as follows:

	Engineering and construction
	Morelco	Vial y Vives- DSD
	%	%
2017
Average revenue growth rate	9.60%	25.00%
Terminal growth rate	3.00%	4.00%
Discount rate	11.18%	14.80%
2018
Average revenue growth rate	12.25%	19.58%
Terminal growth rate	3.00%	3.00%
Discount rate	12.55%	14.00%
2019
Average revenue growth rate	5.70%	19.58%
Terminal growth rate	3.00%	2.00%
Discount rate	11.83%	14.12%

c)	Concessions
As of December 31, mainly include intangibles of Norvial S.A.:

	2018	2019
EPC Contract	70,133	62,319
Construction of the second tranch of the “Ancon- Huacho-Pativilca” highway	12,463	4,809
Cost of capitalized indebtedness at effective interest rates between 7.14% and 8.72%	9,836	950
Road improvement	15,558	14,449
Implementation for road safety	6,283	8,152
Work capitalization of second roadway	310,417	314,614
Disbursements for land adquisition	4,757	4,233
Other intangible assets contracted for the delivery process	6,775	7,477

Total Norvial S.A.	436,222	417,003
Other concessions	45,818	26,947

	482,040	443,950

d)	Cost of well’s development
Through one of its subsidiaries, GMP S.A., the Group operates and extracts oil from two fields (Lot I and Lot V) located in the province of Talara, in northern Peru. Both fields are operated under long-term service contracts in which the Group provides hydrocarbon extraction services to Perupetro. The expiration date of these contracts are December 2021 and October 2023 for Lot 1 and Lot V, respectively.
On December 10, 2014, the Peruvian State granted the subsidiary GMP S.A. the right to exploit for 30 years the oil lots III and IV (owned by the Peruvian State - Perupetro) located in the Talara basin, Piura. The investment committed is estimated at US$400 million and corresponds to the drilling of 230 wells in Lot III and 330 wells in Lot IV. The drilling began in April 2015 in both lots.

As part of the Group’s obligations under the infrastructure, it is necessary to incur certain costs to prepare the wells located in Lots I, III, IV and V. These costs are capitalized as part of the intangible assets with a value of S/108 million during 2019 (S/68 million in 2018 and S/99 million in 2017), which includes the capitalization of the provision for dismantling wells and facilities
 in Lots I, III, IV and V, for S/36 million (S/3 million during 2018).
The lots are amortized on the basis of the useful lives of the wells (determined as five years for lots I and V and units produced for lots III and IV), which is less than the total service contract period with Perupetro.

e)	Amortization of intangible assets
Amortization of intangibles is broken down in the consolidated income statement as follows:

	2017	2018	2019
Cost of sales and services (Note 26)	67,381	98,318	99,589
Administrative expenses (Note 26)	3,002	4,856	5,689
(+) Amortization discontinued operations	16,174	8,898	—

	86,557	112,072	105,278